Pioneer Multi-Asset Income Fund

Schedule of Investments | October 31, 2020

Ticker Symbols:
Class A	PMAIX
Class C	PMACX
Class K	PMFKX
Class R	PMFRX
Class Y	PMFYX

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	Shares		Value
		UNAFFILIATED ISSUERS - 93.2%
		COMMON STOCKS - 45.9% of Net Assets
		Aerospace & Defense - 0.1%
	102,332(a)	Hensoldt AG	$1,179,689
		Total Aerospace & Defense	$1,179,689
		Air Freight & Logistics - 0.5%
	378,667	Cia de Distribucion Integral Logista Holdings SA	$6,384,794
		Total Air Freight & Logistics	$6,384,794
		Automobiles - 0.6%
	656,594	Fiat Chrysler Automobiles NV	$8,060,106
		Total Automobiles	$8,060,106
		Banks - 4.5%
	2,377,250(a)	ABN AMRO Bank NV (144A)	$19,504,658
	365,900(a)	Grupo Financiero Banorte SAB de CV, Class O	1,629,668
	880,116	KB Financial Group, Inc.	31,013,556
	1,146,400	Mitsubishi UFJ Financial Group, Inc.	4,492,937
		Total Banks	$56,640,819
		Biotechnology - 1.5%
	215,239	AbbVie, Inc.	$18,316,839
		Total Biotechnology	$18,316,839
		Capital Markets - 2.6%
	395,576	AllianceBernstein Holding LP	$11,495,439
	61,610	Artisan Partners Asset Management, Inc.	2,468,097
	58,973	Cboe Global Markets, Inc.	4,793,915
	11,851	CME Group, Inc.	1,786,183
	260,895	Morgan Stanley	12,562,094
		Total Capital Markets	$33,105,728
		Chemicals - 0.4%
	2,117,467	Chevron Lubricants Lanka Plc	$1,009,767
	136,195	Huntsman Corp.	3,308,176
		Total Chemicals	$4,317,943
		Construction & Engineering - 0.6%
	17,941,000	Sinopec Engineering Group Co., Ltd., Class H	$6,965,042
		Total Construction & Engineering	$6,965,042
		Diversified Financial Services - 0.0%†
	28,000(a)	Ant Group Co., Ltd. (144A)	$ 288,907
		Total Diversified Financial Services	$ 288,907
		Diversified Telecommunication Services - 1.3%
	161,214	AT&T, Inc.	$4,356,003
	132,394	CenturyLink, Inc.	1,141,236
	21,138,000	China Telecom Corp., Ltd., Class H	6,652,185
	87,314	Verizon Communications, Inc.	4,976,025
		Total Diversified Telecommunication Services	$17,125,449
		Electric Utilities - 3.4%
	1,980,608	EDP - Energias de Portugal SA	$9,760,342
	26,060	FirstEnergy Corp.	774,503
	138,040	Portland General Electric Co.	5,424,972
	943,289	PPL Corp.	25,940,447
		Total Electric Utilities	$41,900,264
		Electrical Equipment - 0.6%
	612,800	Mitsubishi Electric Corp.	$7,845,526
		Total Electrical Equipment	$7,845,526
		Equity Real Estate Investment Trusts (REITs) - 0.3%
	19,447	Digital Realty Trust, Inc.	$2,806,202
	1,544,500	Frasers Logistics & Commercial Trust	1,390,779
		Total Equity Real Estate Investment Trusts (REITs)	$4,196,981
		Equity Real Estate Investment Trusts (REITs) - 0.1%
	714,200	Mapletree Industrial Trust	$1,589,493
	166,530	Mapletree Logistics Trust	237,734
		Total Equity Real Estate Investment Trusts (REITs)	$1,827,227
		Financials - 0.1%
	29,716	Citigroup, Inc.	$1,230,837
		Total Financials	$1,230,837
		Food & Staples Retailing - 1.8%
	510,932(a)	Magnit PJSC	$7,045,752
	214,500	Seven & i Holdings Co., Ltd.	6,515,029
	227,781	Walgreens Boots Alliance, Inc.	7,753,665
	37,426	X5 Retail Group NV (G.D.R.)	1,315,150
		Total Food & Staples Retailing	$22,629,596
		Food Products - 0.8%
	61,338	Danone SA	$3,385,547
	193,797	Kraft Heinz Co.	5,928,250
		Total Food Products	$9,313,797
		Health Care - 2.0%
	214,657	Gilead Sciences, Inc.	$12,482,305
	93,765	Johnson & Johnson	12,856,119
		Total Health Care	$25,338,424
	Shares		Value
		Health Care Equipment & Supplies - 0.5%
	65,666	Medtronic Plc	$6,604,030
		Total Health Care Equipment & Supplies	$6,604,030
		Household Durables - 0.3%
	52,100	Sony Corp.	$4,317,732
		Total Household Durables	$4,317,732
		Industrial Conglomerates - 0.1%
	23,400	Toshiba Corp.	$ 587,767
		Total Industrial Conglomerates	$ 587,767
		Insurance - 2.5%
	12,938	Allianz SE	$2,275,818
	62,916	AXA SA	1,011,023
	372,777	Hartford Financial Services Group, Inc.	14,359,370
	34,799	NN Group NV	1,213,220
	643,857	Old Republic International Corp.	10,481,992
	144,800	Power Corp. of Canada	2,758,043
		Total Insurance	$32,099,466
		IT Services - 1.0%
	62,553	International Business Machines Corp.	$6,984,668
	72,381	Paychex, Inc.	5,953,337
		Total IT Services	$12,938,005
		Leisure Products - 0.2%
	5,479,000	Honma Golf, Ltd. (144A)	$2,416,785
		Total Leisure Products	$2,416,785
		Metals & Mining - 1.0%
	216,244	Rio Tinto Plc	$12,209,176
		Total Metals & Mining	$12,209,176
		Mortgage Real Estate Investment Trusts (REITs) - 2.0%
	140,469	AGNC Investment Corp.	$1,962,352
	460,130	Annaly Capital Management, Inc.	3,262,322
	673,880	New Residential Investment Corp.	5,054,100
	43,769	PennyMac Mortgage Investment Trust	655,222
	996,841	Redwood Trust, Inc.	8,473,149
	1,026,070	Two Harbors Investment Corp.	5,191,914
		Total Mortgage Real Estate Investment Trusts (REITs)	$24,599,059
		Multi-Utilities - 2.6%
	1,453,744	CenterPoint Energy, Inc.	$30,717,611
	73,525	RWE AG	2,721,739
		Total Multi-Utilities	$33,439,350
		Oil, Gas & Consumable Fuels - 4.3%
	1,072,656	Avance Gas Holding, Ltd. (144A)	$3,058,604
	1,269,379	BW LPG, Ltd. (144A)	5,514,359
	482,800	Enable Midstream Partners LP	2,148,460
	1,245,578	Energy Transfer LP	6,414,727
	221,362	Enterprise Products Partners LP	3,667,968
	58,036	LUKOIL PJSC (A.D.R.)	2,965,059
	98,335	Magellan Midstream Partners LP	3,494,826
	384,810	Marathon Petroleum Corp.	11,351,895
	426,292	MPLX LP	7,336,485
	324,063	PBF Logistics LP	2,378,622
	1,558,818	Rosneft Oil Co. PJSC (G.D.R.)	6,812,035
		Total Oil, Gas & Consumable Fuels	$55,143,040
		Personal Products - 2.4%
	533,602	Unilever NV	$30,166,681
		Total Personal Products	$30,166,681
		Pharmaceuticals - 3.1%
	29,300	Eisai Co., Ltd.	$2,264,441
	88,307	Novartis AG	6,883,728
	571,614	Pfizer, Inc.	20,280,865
	26,824	Roche Holding AG	8,621,060
		Total Pharmaceuticals	$38,050,094
		Real Estate Management & Developement - 0.2%
	118,870	Grand City Properties SA	$2,697,770
		Total Real Estate Management & Developement	$2,697,770
		Real Estate Management & Development - 0.2%
	995	LEG Immobilien AG	$ 134,424
	67,319	TAG Immobilien AG	1,983,257
		Total Real Estate Management & Development	$2,117,681
		Semiconductors & Semiconductor Equipment - 0.3%
	29,985	QUALCOMM, Inc.	$3,698,950
		Total Semiconductors & Semiconductor Equipment	$3,698,950
		Software - 1.2%
	261,263	Oracle Corp.	$14,659,467
		Total Software	$14,659,467
		Technology Hardware, Storage & Peripherals - 0.5%
	344,000	Asustek Computer, Inc.	$2,915,458
	95,596	NetApp, Inc.	4,195,708
		Total Technology Hardware, Storage & Peripherals	$7,111,166
	Shares		Value
		Trading Companies & Distributors - 0.5%
	35,000	Inaba Denki Sangyo Co., Ltd.	$ 838,676
	72,500	Mitsubishi Corp.	1,610,842
	99,200	Mitsui & Co., Ltd.	1,544,891
	145,600	Sumitomo Corp.	1,592,119
	9,028(a)	United Rentals, Inc.	1,609,602
		Total Trading Companies & Distributors	$7,196,130
		Wireless Telecommunication Services - 1.8%
	1,100,000	China Mobile, Ltd.	$6,689,366
	625,700	KDDI Corp.	16,693,902
		Total Wireless Telecommunication Services	$23,383,268
		TOTAL COMMON STOCKS
		(Cost $632,943,972)	$580,103,585
		PREFERRED STOCKS - 0.2% of Net Assets
		Mortgage Real Estate Investment Trusts (REITs) - 0.2%
	72,376(b)(c)	AGNC Investment Corp., 7.0% (3 Month USD LIBOR + 511 bps)	$1,653,792
	1,783(c)	Two Harbors Investment Corp., 7.5%	39,190
	2,276(c)	Two Harbors Investment Corp., 7.75%	50,459
		Total Mortgage Real Estate Investment Trusts (REITs)	$1,743,441
		TOTAL PREFERRED STOCKS
		(Cost $1,219,329)	$1,743,441
	Principal Amount USD ($)
		ASSET BACKED SECURITIES - 0.5% of Net Assets
	575,000	AMSR Trust, Series 2020-SFR2, Class G, 4.0%, 7/17/37 (144A)	$ 552,934
	1,352,718	Amur Equipment Finance Receivables VIII LLC, Series 2020-1A, Class D, 5.04%, 9/21/26 (144A)	1,371,434
	500,000	Rosy, Series 2018-1, Class A1, 6.25%, 12/15/25 (144A)	475,000
	1,250,000	United Auto Credit Securitization Trust, Series 2020-1, Class E, 5.19%, 2/10/25 (144A)	1,295,306
	2,593,838	Westgate Resorts LLC, Series 2020-1A, Class C, 6.213%, 3/20/34 (144A)	2,697,739
		TOTAL ASSET BACKED SECURITIES
		(Cost $6,213,335)	$6,392,413
		COLLATERALIZED MORTGAGE OBLIGATIONS - 4.4% of Net Assets
	290,000(d)	Bellemeade Re, Ltd., Series 2020-3A, Class B1, 6.498% (1 Month USD LIBOR + 635 bps), 10/25/30 (144A)	$ 289,659
	2,100,000(d)	Bellemeade Re, Ltd., Series 2020-3A, Class M2, 4.998% (1 Month USD LIBOR + 485 bps), 10/25/30 (144A)	2,097,190
	4,100,000(d)	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class B1, 9.399% (1 Month USD LIBOR + 925 bps), 11/25/39 (144A)	3,182,343
	2,190,000(d)	Connecticut Avenue Securities Trust, Series 2019-R04, Class 2B1, 5.399% (1 Month USD LIBOR + 525 bps), 6/25/39 (144A)	2,039,585
	2,700,000(d)	Eagle Re, Ltd., Series 2019-1, Class B1, 4.649% (1 Month USD LIBOR + 450 bps), 4/25/29 (144A)	2,474,667
	4,430,000(d)	Eagle Re, Ltd., Series 2020-2, Class B1, 7.148% (1 Month USD LIBOR + 700 bps), 10/25/30 (144A)	4,425,644
	2,670,000(d)	Eagle Re, Ltd., Series 2020-2, Class M2, 5.748% (1 Month USD LIBOR + 560 bps), 10/25/30 (144A)	2,671,584
	3,190,000(d)	Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1B1, 5.899% (1 Month USD LIBOR + 575 bps), 7/25/29	3,277,930
	3,155,000(d)	Freddie Mac Stacr Remic Trust, Series 2019-HQA4, Class B1, 3.099% (1 Month USD LIBOR + 295 bps), 11/25/49 (144A)	2,854,754
	3,340,000(d)	Freddie Mac Stacr Remic Trust, Series 2020-DNA2, Class M2, 1.999% (1 Month USD LIBOR + 185 bps), 2/25/50 (144A)	3,267,623
	1,460,000(d)	Freddie Mac Stacr Remic Trust, Series 2020-DNA3, Class B1, 5.249% (1 Month USD LIBOR + 510 bps), 6/25/50 (144A)	1,489,329
	1,100,000(d)	Freddie Mac Stacr Remic Trust, Series 2020-DNA3, Class B2, 9.499% (1 Month USD LIBOR + 935 bps), 6/25/50 (144A)	1,166,093
	1,340,000(d)	Freddie Mac Stacr Remic Trust, Series 2020-DNA5, Class B1, 4.887% (SOFR30A + 480 bps), 10/25/50 (144A)	1,345,032
	4,200,000(d)	Freddie Mac Stacr Remic Trust, Series 2020-DNA5, Class B2, 11.587% (SOFR30A + 1,150 bps), 10/25/50 (144A)	4,324,720
	3,500,000(d)	Freddie Mac Stacr Remic Trust, Series 2020-HQA2, Class M2, 3.249% (1 Month USD LIBOR + 310 bps), 3/25/50 (144A)	3,440,806
	2,500,000(d)	Freddie Mac Stacr Remic Trust, Series 2020-HQA4, Class B1, 5.399% (1 Month USD LIBOR + 525 bps), 9/25/50 (144A)	2,526,592
	2,700,000(d)	Freddie Mac Stacr Trust, Series 2019-DNA1, Class B2, 10.899% (1 Month USD LIBOR + 1,075 bps), 1/25/49 (144A)	2,523,271
	2,790,000(d)	Freddie Mac Stacr Trust, Series 2019-DNA2, Class B2, 10.649% (1 Month USD LIBOR + 1,050 bps), 3/25/49 (144A)	2,685,394
	1,000,000(d)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class B2, 12.399% (1 Month USD LIBOR + 1,225 bps), 2/25/49 (144A)	965,224
	1,000,000(d)	Freddie Mac Stacr Trust, Series 2019-HQA2, Class B2, 11.399% (1 Month USD LIBOR + 1,125 bps), 4/25/49 (144A)	937,885
	1,913,536(d)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-HQ1, Class B, 10.899% (1 Month USD LIBOR + 1,075 bps), 3/25/25	2,089,951
	19,683	Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)	11,624
	176,418	Global Mortgage Securitization, Ltd., Series 2004-A, Class B2, 5.25%, 11/25/32 (144A)	3,301
	Principal Amount USD ($)		Value
		COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
	430,000(d)	Home Re, Ltd., Series 2020-1, Class B1, 7.144% (1 Month USD LIBOR + 700 bps), 10/25/30 (144A)	$ 430,063
	1,690,000(d)	Home Re, Ltd., Series 2020-1, Class M2, 5.394% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	1,689,977
	1,550,000(d)	Oaktown Re V, Ltd., Series 2020-2A, Class M2, 5.393% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	1,546,164
	400,000(d)	Traingle Re, Ltd., Series 2020-1, Class B1, 7.897% (1 Month USD LIBOR + 775 bps), 10/25/30 (144A)	399,431
	1,360,000(d)	Traingle Re, Ltd., Series 2020-1, Class M2, 5.747% (1 Month USD LIBOR + 560 bps), 10/25/30 (144A)	1,358,501
	310,000(b)	Verus Securitization Trust, Series 2020-INV1, Class B1, 5.75%, 3/25/60 (144A)	321,565
	430,000(b)	Verus Securitization Trust, Series 2020-INV1, Class B2, 6.0%, 3/25/60 (144A)	434,819
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $56,695,528)	$56,270,721
		COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.2% of Net Assets
	2,500,000(d)	Multifamily Connecticut Avenue Securities Trust, Series 2020-1, Class M10, 3.899% (1 Month USD LIBOR + 375 bps), 3/25/50 (144A)	$2,368,082
	466,546(b)	Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class A, 3.192%, 5/25/37 (144A)	462,925
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
		(Cost $2,491,944)	$2,831,007
		CORPORATE BONDS - 16.2% of Net Assets
		Advertising - 0.3%
	3,444,000	MDC Partners, Inc., 6.5%, 5/1/24 (144A)	$3,295,288
		Total Advertising	$3,295,288
		Airlines - 0.1%
	1,720,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.5%, 6/20/27 (144A)	$1,790,950
		Total Airlines	$1,790,950
		Auto Parts & Equipment - 0.5%
	5,468,000	American Axle & Manufacturing, Inc., 6.25%, 3/15/26	$5,480,030
	1,773,000	Dealer Tire LLC/DT Issuer LLC, 8.0%, 2/1/28 (144A)	1,812,893
		Total Auto Parts & Equipment	$7,292,923
		Banks - 2.6%
	2,324,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	$2,348,634
	8,650,000(b)(c)	ING Groep NV, 6.5% (5 Year USD Swap Rate + 445 bps)	9,190,625
	8,676,000(b)(c)	Lloyds Banking Group Plc, 7.5% (5 Year USD Swap Rate + 450 bps)	9,351,957
	8,125,000(b)(c)	Natwest Group Plc, 8.0% (5 Year USD Swap Rate + 572 bps)	9,094,963
	2,920,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	2,868,535
		Total Banks	$32,854,714
		Coal - 0.3%
	4,190,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/25 (144A)	$3,750,050
		Total Coal	$3,750,050
		Commercial Services - 0.5%
	2,255,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	$2,405,003
	2,343,000	APX Group, Inc., 6.75%, 2/15/27 (144A)	2,442,577
	1,565,000	Sotheby's, 7.375%, 10/15/27 (144A)	1,596,300
		Total Commercial Services	$6,443,880
		Diversified Financial Services - 0.2%
	2,101,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/26 (144A)	$2,246,746
		Total Diversified Financial Services	$2,246,746
		Engineering & Construction - 0.3%
	3,155,000	PowerTeam Services LLC, 9.033%, 12/4/25 (144A)	$3,340,356
		Total Engineering & Construction	$3,340,356
		Entertainment - 0.7%
	3,419,000	Enterprise Development Authority, 12.0%, 7/15/24 (144A)	$3,786,542
	4,396,000	Scientific Games International, Inc., 8.25%, 3/15/26 (144A)	4,459,258
		Total Entertainment	$8,245,800
		Environmental Control - 0.2%
	3,342,000	Tervita Corp., 7.625%, 12/1/21 (144A)	$3,208,320
		Total Environmental Control	$3,208,320
		Food - 0.3%
	3,443,000	FAGE International SA/FAGE USA Dairy Industry, Inc., 5.625%, 8/15/26 (144A)	$3,297,981
		Total Food	$3,297,981
		Forest Products & Paper - 0.4%
	4,236,000	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26 (144A)	$4,468,980
		Total Forest Products & Paper	$4,468,980
		Healthcare-Products - 0.1%
	1,100,000	Varex Imaging Corp., 7.875%, 10/15/27 (144A)	$1,119,250
		Total Healthcare-Products	$1,119,250
		Healthcare-Services - 0.5%
	4,350,000	Surgery Center Holdings, Inc., 10.0%, 4/15/27 (144A)	$4,643,625
	1,678,000	West Street Merger Sub, Inc., 6.375%, 9/1/25 (144A)	1,703,170
		Total Healthcare-Services	$6,346,795
	Principal Amount USD ($)		Value
		Holding Companies-Diversified - 0.2%
	2,710,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 10.5%, 6/1/24 (144A)	$2,574,500
		Total Holding Companies-Diversified	$2,574,500
		Home Builders - 0.5%
	3,921,000	Beazer Homes USA, Inc., 5.875%, 10/15/27	$3,979,815
	245,000	Beazer Homes USA, Inc., 7.25%, 10/15/29	263,302
	2,768,000	M/I Homes, Inc., 4.95%, 2/1/28	2,864,880
		Total Home Builders	$7,107,997
		Iron/Steel - 0.2%
	2,700,000	Cleveland-Cliffs, Inc., 6.75%, 3/15/26 (144A)	$2,835,000
		Total Iron/Steel	$2,835,000
		Media - 0.5%
	4,323,000	Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24	$3,740,995
	4,940,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	1,971,801
		Total Media	$5,712,796
		Mining - 0.2%
	1,908,000	First Quantum Minerals, Ltd., 6.875%, 3/1/26 (144A)	$1,893,690
	1,315,000	First Quantum Minerals, Ltd., 7.5%, 4/1/25 (144A)	1,321,575
		Total Mining	$3,215,265
		Miscellaneous Manufacturers - 0.0%†
	226,000	Koppers, Inc., 6.0%, 2/15/25 (144A)	$ 231,085
		Total Miscellaneous Manufacturers	$ 231,085
		Oil & Gas - 0.7%
	3,445,000	Indigo Natural Resources LLC, 6.875%, 2/15/26 (144A)	$3,384,713
	3,660,000	MEG Energy Corp., 6.5%, 1/15/25 (144A)	3,559,350
	3,932,000	PBF Holding Co. LLC/PBF Finance Corp., 6.0%, 2/15/28 (144A)	1,513,623
ARS	22,000,000	YPF SA, 16.5%, 5/9/22 (144A)	178,359
		Total Oil & Gas	$8,636,045
		Oil & Gas Services - 0.1%
	3,449,000	FTS International, Inc., 6.25%, 5/1/22	$ 965,720
		Total Oil & Gas Services	$ 965,720
		Pharmaceuticals - 0.2%
	1,845,000	Par Pharmaceutical, Inc., 7.5%, 4/1/27 (144A)	$1,955,700
		Total Pharmaceuticals	$1,955,700
		Pipelines - 0.6%
	3,619,000	American Midstream Partners LP/American Midstream Finance Corp., 9.5%, 12/15/21 (144A)	$3,510,430
	2,200,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25	1,963,500
	3,328,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	2,055,040
		Total Pipelines	$7,528,970
		Retail - 0.2%
	3,180,000	AAG FH LP/AAG FH Finco, Inc., 9.75%, 7/15/24 (144A)	$2,989,200
		Total Retail	$2,989,200
		Telecommunications - 5.8%
	31,495,000	CenturyLink, Inc., 7.6%, 9/15/39	$35,431,875
	33,441,000	CenturyLink, Inc., 7.65%, 3/15/42	37,370,317
		Total Telecommunications	$72,802,192
		TOTAL CORPORATE BONDS
		(Cost $190,171,752)	$204,256,503
		FOREIGN GOVERNMENT BONDS - 4.1% of Net Assets
		Indonesia - 4.1%
IDR	210,820,000,000	Indonesia Treasury Bond, 8.375%, 3/15/24	$15,807,536
IDR	256,483,000,000	Indonesia Treasury Bond, 8.75%, 5/15/31	19,680,357
IDR	204,753,000,000	Indonesia Treasury Bond, 9.0%, 3/15/29	15,978,434
		Total Indonesia	$51,466,327
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $48,671,819)	$51,466,327
		INSURANCE-LINKED SECURITIES - 1.2% of Net Assets#
		Event Linked Bonds - 0.3%
		Earthquakes - U.S. - 0.0%†
	400,000(d)	Acorn Re 2018-1, 2.78% (3 Month USD LIBOR + 275 bps), 11/10/21 (144A)	$ 400,240
		Health - U.S. - 0.1%
	700,000(d)	Vitality Re VIII, 2.086% (3 Month U.S. Treasury Bill + 200 bps), 1/8/21 (144A)	$ 695,800
		Multiperil - U.S. - 0.1%
	700,000(d)	Bonanza Re, 4.836% (3 Month U.S. Treasury Bill + 475 bps), 2/20/24 (144A)	$ 700,630
	500,000(d)	Herbie Re, 9.086% (3 Month U.S. Treasury Bill + 900 bps), 1/8/25 (144A)	499,750
			$1,200,380
		Multiperil - U.S. Regional - 0.1%
	750,000(d)	Long Point Re III 2018, 2.836% (3 Month U.S. Treasury Bill + 275 bps), 6/1/22 (144A)	$ 750,375
		Pandemic - U.S. - 0.0%†
	250,000(d)	Vitality Re XI, 1.886% (3 Month U.S. Treasury Bill + 180 bps), 1/9/24 (144A)	$ 248,050
		Total Event Linked Bonds	$3,294,845
	Face Amount USD ($)
		Collateralized Reinsurance - 0.2%
		Multiperil - U.S. - 0.1%
	1,800,000+(a)(e)	Ballybunion Re, -0.315%, 2/28/21	$1,839,368
	300,000+(e)	Dingle Re 2019, 2/1/21	6,158
	250,000+(a)(e)	Dingle Re 2020, 1/31/21	255,871
			$2,101,397
		Multiperil - U.S. & Canada - 0.1%
	1,250,000+(a)(e)	Leven Re 2020, 1/31/21	$1,264,490
		Multiperil - Worldwide - 0.0%†
	700,000+(a)(e)	Cypress Re 2017, 1/10/21	$ 12,740
	500,000+(a)(e)	Limestone Re, 3/1/24 (144A)	527,100
	12,000+(e)	Limestone Re 2016-1, 8/31/21	196
	12,000+(e)	Limestone Re 2016-1, 8/31/21	195
	700,000+(a)(e)	Resilience Re, 5/1/21	70
	300,000+(a)(e)	Walton Health Re 2019, 6/30/21	300,728
			$ 841,029
		Windstorm - U.S. Regional - 0.0%†
	250,000+(a)(e)	Oakmont Re 2017, 4/30/21	$ 7,350
		Total Collateralized Reinsurance	$4,214,266
		Industry Loss Warranties - 0.1%
		Multiperil - U.S. - 0.1%
	1,250,000+(a)(e)	Scotscraig Re 2020, 1/31/21	$1,256,019
		Total Industry Loss Warranties	$1,256,019
		Reinsurance Sidecars - 0.6%
		Multiperil - U.S. - 0.0%†
	1,500,000+(a)(e)	Carnoustie Re 2017, 11/30/21	$ 197,700
	1,500,000+(f)	Harambee Re 2019, 12/31/22	17,250
			$ 214,950
		Multiperil - Worldwide - 0.6%
	2,400+(e)	Alturas Re 2019-1, 3/10/23 (144A)	$ 11,783
	12,149+(f)	Alturas Re 2019-2, 3/10/22	64,831
	500,000+(a)(f)	Alturas Re 2020-2, 3/10/23	552,350
	750,000+(e)	Bantry Re 2019, 12/31/22	25,473
	900,000+(a)(e)	Berwick Re 2017-1, 2/1/21	29,790
	46,259+(a)(e)	Berwick Re 2018-1, 12/31/21	5,630
	1,391,977+(a)(e)	Berwick Re 2019-1, 12/31/22	166,341
	15,000+(a)(e)	Eden Re II, 3/22/23 (144A)	125,220
	1,000,000+(a)(e)	Eden Re II 2020, 3/22/24 (144A)	1,124,000
	750,000+(e)	Gleneagles Re 2019, 12/31/22	16,760
	26,000+(e)	Limestone Re 2019-A, 9/9/22 (144A)	55,749
	19,000+(e)	Limestone Re 2019-B, 9/9/22 (144A)	40,740
	1,250,000+(f)	NCM Re 2019, 12/31/22	145,250
	1,250,000+(a)(e)	Pangaea Re 2019-1, 2/1/23	26,047
	750,000+(a)(e)	Pangaea Re 2020-1, 2/1/24	816,019
	300,000+(a)(e)	Sector Re V, 3/1/25 (144A)	342,434
	200,000+(a)(e)	Sector Re V, Series 9, Class A, 3/1/24 (144A)	84,266
	1,000,000+(a)(e)	Sector Re V, Series 9, Class C, 12/1/24 (144A)	1,111,395
	1,000,000+(a)(e)	St. Andrews Re 2017-1, 2/1/21	67,800
	608,294+(a)(e)	St. Andrews Re 2017-4, 6/1/21	59,856
	1,500,000+(a)(f)	Thopas Re 2019, 12/31/22	277,500
	1,000,000+(a)(f)	Thopas Re 2020, 12/31/23	1,101,600
	1,500,000+(a)(e)	Versutus Re 2017, 11/30/21	–
	1,600,000+(e)	Versutus Re 2019-B, 12/31/21	71,520
	1,500,000+(f)	Viribus Re 2019, 12/31/22	60,600
	1,000,000+(a)(f)	Viribus Re 2020, 12/31/23	990,400
	600,000+(a)(e)	Woburn Re 2019, 12/31/22	204,445
			$7,577,799
		Total Reinsurance Sidecars	$7,792,749
		TOTAL INSURANCE-LINKED SECURITIES
		(Cost $15,399,493)	$16,557,879
	Shares
		EQUITY LINKED NOTES - 19.5% of Net Assets
		Banks - 0.5%
	417,400	Goldman Sachs International (New Residential Investment Corp.), 27.54%, 5/24/21	$2,665,517
	343,900	Wells Fargo Bank National Association (CommScope Holding Co., Inc.), 15.79%, 1/26/21	3,390,854
		Total Banks	$6,056,371
		Biotechnology - 0.4%
	21,100(g)	Credit Suisse AG London (10X Genomics), 1/20/21	$1,872,857
	4,400	Royal Bank of Canada (Regeneron Pharmaceuticals, Inc.), 12.47%, 5/25/21 (144A)	2,439,184
		Total Biotechnology	$4,312,041
		Building Products - 0.4%
	76,400	Credit Suisse AG London (Owens Coming), 7.55%, 1/26/21	$4,820,878
		Total Building Products	$4,820,878
		Electrical Equipment - 0.4%
	213,000(g)	Goldman Sachs International (Prysmian S.p.A.), 1/26/21	$5,303,700
		Total Electrical Equipment	$5,303,700
	Shares		Value
		Entertainment - 0.2%
	338,000	Goldman Sachs International (GameStop Corp.), 28.12%, 1/20/21	$1,982,370
		Total Entertainment	$1,982,370
		Food - 0.1%
	45,300	Goldman Sachs International (Sysco Corp.), 21.78%, 3/29/21	$1,497,074
		Total Food	$1,497,074
		Food & Staples Retailing - 0.6%
GBP	153,700(g)	Credit Suisse AG London (Associated British Foods Plc.), 12/14/20	$3,310,341
	85,350	Credit Suisse AG London (Walgreens Boots Alliance, Inc.), 9.28%, 3/8/21	2,965,742
		Total Food & Staples Retailing	$6,276,083
		Hotels, Restaurants & Leisure - 0.9%
	86,400	Credit Suisse AG London (Darden Restaurants, Inc.), 34.0%, 3/26/21	$3,777,840
	98,500(g)	Morgan Stanley Finance LLC (Darden Restaurants, Inc.), 5/3/21 (144A)	7,296,560
		Total Hotels, Restaurants & Leisure	$11,074,400
		Insurance - 0.1%
	18,500	Goldman Sachs International (The Progressive Corp.), 15.28%, 3/29/21	$1,417,803
		Total Insurance	$1,417,803
		Interactive Media & Services - 4.5%
	6,000	Goldman Sachs International (Alphabet, Inc.), 5.64%, 1/13/21	$8,889,780
	4,400	Merrill Lynch International & Co. CV (Alphabet, Inc.), 8.53%, 10/12/21	6,718,184
	39,000	Merrill Lynch International & Co. CV (Facebook, Inc.), 7.51%, 2/12/21	8,671,845
	23,000	Royal Bank of Canada (Facebook, Inc.), 7.68%, 1/20/21 (144A)	5,357,505
	21,700	Royal Bank of Canada (Facebook, Inc.), 8.62%, 11/24/20 (144A)	4,640,111
	26,511	Royal Bank of Canada (Facebook, Inc.), 10.22%, 3/23/21 (144A)	4,999,550
	85,500	UBS AG (Facebook, Inc.), 8.17%, 11/10/20 (144A)	18,078,120
		Total Interactive Media & Services	$57,355,095
		Internet & Direct Marketing Retail - 5.3%
	2,520	BNP Paribas Issuance (Booking Holdings, Inc.), 6.44%, 1/26/21	$4,156,715
	720	Citigroup Global Markets Holdings, Inc. (Amazon.com, Inc.), 12.35%, 3/29/21 (144A)	1,405,198
	94,800	Citigroup Global Markets Holdings, Inc. (eBay, Inc.), 10.62%, 10/28/21 (144A)	4,978,896
	38,500(g)	JP Morgan Structured Products (Alibaba Group Holding, Ltd.), 1/15/21	9,191,093
	4,110	JP Morgan Structured Products (Amazon.com, Inc.), 7.97%, 3/16/21	8,766,219
	4,480	Merrill Lynch International & Co. CV (Amazon.com, Inc.), 6.72%, 1/29/21	9,318,040
	2,436	Merrill Lynch International & Co. CV (Amazon.com, Inc.), 6.84%, 2/11/21 (144A)	5,440,647
	139,400(g)	Morgan Stanley Finance LLC (eBay, Inc.), 6/24/21	6,510,677
	118,300	Royal Bank of Canada (Ebay, Inc.), 15.61%, 11/18/20	5,747,606
	2,730	Wells Fargo Bank National Association (Amazon.com, Inc.), 6.7%, 1/26/21	5,625,268
	3,200	Wells Fargo Bank National Association (Amazon.com, Inc.), 6.71%, 2/23/21	7,320,128
		Total Internet & Direct Marketing Retail	$68,460,487
		IT Services - 1.9%
	18,700	JP Morgan Structured Products (Arista Networks, Inc.), 11.68%, 12/3/20	$3,698,299
	32,100	Royal Bank of Canada (Advanced Micro Devices, Inc.), 22.92%, 3/29/21 (144A)	1,330,577
	204,000	Wells Fargo Bank National Association (Cognizant Technology Solutions Corp.), 9.7%, 3/19/21	12,058,440
	194,000	Wells Fargo Bank National Association (OneMain Holdings, Inc.), 24.74%, 3/19/21	6,349,620
		Total IT Services	$23,436,936
		Metals & Mining - 0.4%
	92,800	BNP Paribas Issuance (Nucor Corp.), 8.39%, 1/15/21	$4,479,456
		Total Metals & Mining	$4,479,456
		Mining - 0.8%
	160,300	UBS AG (Newmont Corp.), 15.05%, 4/22/21 (144A)	$9,861,656
		Total Mining	$9,861,656
		Oil, Gas & Consumable Fuels - 0.3%
	69,200	BNP Paribas Issuance (Marathon Petroleum Corp.), 18.85%, 8/12/21	$2,217,168
	254,400(g)	JP Morgan Structured Products (PBF Energy, Inc.), 1/20/21	1,441,634
		Total Oil, Gas & Consumable Fuels	$3,658,802
		Semiconductors & Semiconductor Equipment - 0.9%
	78,600	Citigroup Global Markets Holdings, Inc. (Micron Technology, Inc.), 24.52%, 12/30/20 (144A)	$3,959,868
	80,300(a)	Goldman Sachs International (Micron Technology, Inc.), 13.35%, 10/19/21	4,027,848
	75,500	Royal Bank of Canada (Micron Technology, Inc.), 13.37%, 10/22/21 (144A)	3,881,455
		Total Semiconductors & Semiconductor Equipment	$11,869,171
		Software - 0.3%
	76,100	Royal Bank of Canada (Oracle Corp.), 8.43%, 6/29/21	$4,142,123
		Total Software	$4,142,123
		Technology Hardware, Storage & Peripherals - 0.2%
	54,800	Merrill Lynch International & Co. CV (Netapp, Inc.), 12.43%, 12/1/20	$2,473,398
		Total Technology Hardware, Storage & Peripherals	$2,473,398
		Telecommunications - 0.3%
	345,300	Wells Fargo Bank National Association (CommScope Holding Co., Inc.), 16.03%, 1/29/21	$3,390,846
		Total Telecommunications	$3,390,846
		Textiles, Apparel & Luxury Goods - 0.5%
	176,829	Goldman Sachs International (Moncler S.p.A.), 9.36%, 11/29/20	$6,718,618
		Total Textiles, Apparel & Luxury Goods	$6,718,618
		Trading Companies & Distributors - 0.2%
	20,000	Citigroup Global Markets Holdings, Inc. (United Rentals, Inc.), 16.33%, 6/1/21 (144A)	$2,813,704
		Total Trading Companies & Distributors	$2,813,704
	Shares		Value
		Wireless Telecommunication Services - 0.3%
	17,300	Royal Bank of Canada (Arista Networks, Inc.), 12.22%, 12/1/20 (144A)	$3,447,717
		Total Wireless Telecommunication Services	$3,447,717
		TOTAL EQUITY LINKED NOTES
		(Cost $251,084,828)	$244,848,729
		INVESTMENT COMPANY - 0.8% of Net Assets
	2,912,398	Invesco Senior Income Trust	$10,339,013
		TOTAL INVESTMENT COMPANY
		(Cost $12,579,011)	$10,339,013
		RIGHTS/WARRANTS - 0.0%† of Net Assets
		Equity Real Estate Investment Trusts (REITs) - 0.0%†
SGD	3,164(a)(h)	Mapletree Logistics Trust, Class R, 11/10/2020	$93
		Total Equity Real Estate Investment Trusts (REITs)	$93
		Health Care Providers & Services - 0.0%†
	959,816(i)	ANR, Inc., 3/31/23	$2,879
		Total Health Care Providers & Services	$2,879
		TOTAL RIGHTS/WARRANTS
		(Cost $29)	$2,972

Number of Contracts	Description	Counterparty		Amount		Strike Price	Expiration Date	Value
	EXCHANGE-TRADED CALL OPTION PURCHASED - 0.0%†
1,000	Call Option on Japanese Yen	Citigroup Global Markets, Ltd.	USD	1,125,000	USD	97.50	12/4/20	$450,000
	TOTAL EXCHANGE-TRADED CALL OPTION PURCHASED
	(Premiums paid $1,125,000)							$450,000
	EXCHANGE-TRADED PUT OPTION PURCHASED - 0.2%
876	Put Option on Euro	Citigroup Global Markets, Ltd.	USD	2,126,563	USD	1.18	12/4/20	$1,861,500
	TOTAL EXCHANGE-TRADED PUT OPTION PURCHASED
	(Premiums paid $2,126,563)							$1,861,500
	TOTAL OPTIONS PURCHASED
	(Premiums paid $3,251,563)							$2,311,500
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 93.2%
	(Cost $1,220,722,603)							$1,177,124,090

Shares		Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
	AFFILIATED ISSUER - 0.5%
	CLOSED-END FUND - 0.5% of Net Assets
606,507(j)	Pioneer Floating Rate Trust	$113,720	$–	$(149,644)	$6,077,200
	TOTAL CLOSED-END FUND
	(Cost $6,655,048)				$6,077,200
	TOTAL INVESTMENTS IN AFFILIATED ISSUER - 0.5%
	(Cost $6,655,048)				$6,077,200
	OTHER ASSETS AND LIABILITIES - 6.3%				$79,169,493
	NET ASSETS - 100.0%				$1,262,370,783

bps	Basis Points.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At October 31, 2020, the value of these securities amounted to $260,061,337, or 20.6% of net assets.

(A.D.R.)	American Depositary Receipts.
(G.D.R.)	Global Depositary Receipts.
†	Amount rounds to less than 0.1%.
+	Security that used significant unobservable inputs to determine its value.
(a)	Non-income producing security.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at October 31, 2020.
(c)	Security is perpetual in nature and has no stated maturity date.
(d)	Floating rate note. Coupon rate, reference index and spread shown at October 31, 2020.
(e)	Issued as participation notes.
(f)	Issued as preference shares.
(g)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(h) (i)	Mapletree Logistics Trust warrants are exercisable into 3,164 shares. ANR, Inc. warrants are exercisable into 959,816 shares
(j)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Pioneer Asset Management, Inc., (the "Adviser”).
#	Securities are restricted as to resale.

Restricted Securities	Acquisition date	Cost	Value
Acorn Re 2018-1	4/24/2019	398,477	400,240
Alturas Re 2019-1	12/20/2018	2,400	11,783
Alturas Re 2019-2	12/19/2018	12,149	64,831
Alturas Re 2020-2	1/1/2020	500,000	552,350
Ballybunion Re	12/31/2019	1,804,847	1,839,368
Bantry Re 2019	2/1/2019	–	25,473
Berwick Re 2017-1	1/5/2017	29,846	29,790
Berwick Re 2018-1	1/29/2018	8,813	5,630
Berwick Re 2019-1	2/27/2019	166,329	166,341
Bonanza RE	2/13/2020	700,000	700,630
Carnoustie Re 2017	1/3/2017	356,635	197,700
Cypress Re 2017	1/24/2017	2,353	12,740
Dingle Re 2019	3/4/2019	–	6,158
Dingle Re 2020	2/13/2020	232,875	255,871
Eden Re II	12/14/2018	15,000	125,220
Eden Re II 2020	12/23/2019	1,000,000	1,124,000
Gleneagles Re 2019	1/24/2019	–	16,760
Harambee Re 2019	12/20/2018	–	17,250
Herbie Re Ltd.	10/19/2020	500,000	499,750
Leven Re 2020	1/29/2020	1,203,875	1,264,490
Limestone Re	12/27/2018	500,000	527,100
Limestone Re 2016-1	12/15/2016	990	196
Limestone Re 2016-1	12/15/2016	990	195
Limestone Re 2019-A	12/27/2018	15,143	55,749
Limestone Re 2019-B	12/15/2016	11,024	40,740
Long Point Re III 2018	3/1/2019	750,365	750,375
NCM Re 2019	12/27/2018	6,805	145,250
Oakmont Re 2017	5/10/2017	–	7,350
Pangaea Re 2019-1	1/9/2019	13,123	26,047
Pangaea Re 2020-1	1/21/2020	750,000	816,019
Resilience Re	2/8/2017	338	70
Scotscraig Re 2020	1/29/2020	1,128,594	1,256,019
Sector Re V	4/29/2020	300,000	342,434
Sector Re V, Series 9, Class A	4/23/2019	200,000	84,266
Sector Re V, Series 9, Class C	12/4/2019	1,000,000	1,111,395
St. Andrews Re 2017-1	1/3/2017	67,748	67,800
St. Andrews Re 2017-4	3/31/2017	–	59,856
Thopas Re 2019	12/21/2018	255,746	277,500
Thopas Re 2020	2/5/2020	1,000,000	1,101,600
Versutus Re 2017	12/28/2016	99,361	–
Versutus Re 2019-B	12/24/2018	–	71,520
Viribus Re 2019	12/27/2018	–	60,600
Viribus Re 2020	3/12/2020	1,000,000	990,400
Vitality Re VIII	1/31/2020	699,943	695,800
Vitality Re XI	1/31/2020	248,255	248,050
Walton Health Re 2019	7/18/2019	233,724	300,728
Woburn Re 2019	1/30/2019	183,745	204,445
Total Restricted Securities			16,557,879
% of Net assets			1.2%

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	20,849,930	PHP	(1,018,206,332)	Goldman Sachs International	11/25/20	$(134,881)
PHP	1,018,206,332	USD	(20,909,874)	JPMorgan Chase Bank NA	11/25/20	74,937
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(59,944)

FUTURES CONTRACT

INDEX FUTURES CONTRACT
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
443	Nasdaq 100 E-MINI	12/18/20	$ (99,685,545)	$ (97,869,775)	$ 1,815,770
TOTAL FUTURES CONTRACT			$ (99,685,545)	(97,869,775)	$ 1,815,770

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

ARS	-	Argentine Peso
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
PHP	-	Philippine Peso
SGD	-	Singapore Dollar

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of October 31, 2020, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks
Diversified Financial Services	$–	$288,907	$–	$288,907
Food & Staples Retailing	14,268,694	8,360,902	–	22,629,596
All Other Common Stocks	557,185,082	–	–	557,185,082
Preferred Stocks	1,743,441	–	–	1,743,441
Asset Backed Securities	–	6,392,413	–	6,392,413
Collateralized Mortgage Obligations	–	56,270,721	–	56,270,721
Commercial Mortgage-Backed Securities	–	2,831,007	–	2,831,007
Corporate Bonds	–	204,256,503	–	204,256,503
Foreign Government Bonds	–	51,466,327	–	51,466,327
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil - U.S.	–	–	2,101,397	2,101,397
Multiperil - U.S. & Canada	–	–	1,264,490	1,264,490
Multiperil - Worldwide	–	–	841,029	841,029
Windstorm - U.S. Regional	–	–	7,350	7,350
Industry Loss Warranties
Multiperil - U.S.	–	–	1,256,019	1,256,019
Reinsurance Sidecars
Multiperil - U.S.	–	–	214,950	214,950
Multiperil - Worldwide	–	–	7,577,799	7,577,799
All Other Insurance-Linked Securities	–	3,294,845	–	3,294,845
Investment Company	10,339,013	–	–	10,339,013
Equity Linked Notes	–	244,848,729	–	244,848,729
Rights/Warrants	–	2,972	–	2,972
Exchange-Traded Call Option Purchased	–	450,000	–	450,000
Exchange-Traded Put Option Purchased	1,861,500	–	–	1,861,500
Affiliated Closed-End Fund	6,077,200	–	–	6,077,200
Total Investments in Securities	$591,474,930	$578,463,326	$13,263,034	$1,183,201,290
Other Financial Instruments
Net unrealized depreciation on forward foreign currency exchange contracts	$–	$(59,944)	$–	$(59,944)
Net unrealized appreciation on futures contracts	$1,815,770	$–	$–	$1,815,770
Total Other Financial Instruments	$1,815,770	$(59,944)	$–	$1,755,826

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Insurance-Linked Securities
Balance as of 7/31/20	$15,006,494
Realized gain (loss)	(263,459)
Changed in unrealized appreciation (depreciation)	158,473
Accrued discounts/premiums	--
Purchases	--
Sales	(1,638,475)
Transfers in to Level 3*	--
Transfers out of Level 3*	--
Balance as of 10/31/20	$13,263,033
*	Transfers are calculated on the beginning of period value. During the three months ended October 31, 2020, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at October 31, 2020:
$ (30,122).